Expense Example - iShares Gold Strategy ETF - iShares Gold Strategy ETF	Mar. 01, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	80
Expense Example, with Redemption, 5 Years	170
Expense Example, with Redemption, 10 Years	$ 431